Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transaction and balances
18.	Related party transaction and balances

Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Controlling shareholder
Mr. Biao Wei	A close family member of Ms. Fen Ye
Ms. Chun E Ye	A close family member of Ms. Fen Ye
Mr. Wu Wei	A close family member of Mr. Biao Wei
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye

(a)	Significant transactions with related parties for continuing operations

	For the years ended December 31,
	2020	2021	2022
Rental revenue:
–Yuanmeng	914,287	152,382	-
–Lianwai Kindergarten	754,285	754,285	754,285
Total	1,668,572	906,667	754,285

	For the years ended December 31,
	2020	2021	2022
Loans lent to related parties:
Mr. Wu Wei	661,208	-	-
Ms. Chun E Ye	21,500,000	-	-
Total	22,161,208	-	-

	For the years ended December 31,
	2020	2021	2022
Repayments of loans to related parties:
Mr. Wu Wei	661,208	-	-
Ms. Chun E Ye	27,478,355	-	-
Total	28,139,563	-	-

For the years ended December 31, 2020, 2021 and 2022, all loan amounts with related parties were non-interest bearing, unsecured and repayable on demand.

(b)	Balances with related parties for continuing operations

	As of December 31,
	2021	2022
Due to a related party:
Lianwai Kindergarten	323,400	323,400
Total	323,400	323,400

(c)	Balances with Affected Entity for continuing operations

	As of December 31,
	2021	2022
Due to Affected Entity:
Payables to Affected Entity, current	308,782,975	23,584,906
Payables to Affected Entity, non-current	-	216,176,563
Total	308,782,975	239,761,469

For the years ended December 31, 2020, 2021 and 2022, other receivables from and payables to Affected Entity were non-interest bearing, unsecured and repayable on demand for normal business course.

As of December 31, 2022, the Group reached an agreement with Affected Entity to repay payables under the following schedule:

	Nominal Payment	Unamortized Finance Costs
	RMB
2023	25,000,000	1,415,094
2024	-	-
2025	-	-
2026	-	-
2027	50,000,000	12,637,091
Thereafter	288,373,373	109,559,719
Total	363,373,373	123,611,904

The long-term repayment schedule affected the fair value of payables and the Group recalculated the fair value as of December 31, 2022 using 6% discount rate. Since the Affected Entity and the Group were under common control, the Group recognized the difference between proceeds and the fair value as deemed shareholder contribution. The payables will be subsequently carried at amortized cost.

For the year ended December 31, 2020 and for the eight months ended August 31, 2021, account receivables and advance from Affected Entity arouse from the goods and services provided by the Group. Revenue transaction amount were recognized in the consolidated financial statements (Note 14).